Equity - Additional Information (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2017 $ / shares $ / shares shares	Oct. 13, 2017 shares	Jul. 13, 2017 shares	Dec. 31, 2016 shares
Disclosure of classes of share capital [line items]
Par value of ordinary shares issued | $ / shares	$ 10
Shares included in authorized shares not yet completed share registration process	500,000			500,000
Number of ordinary shares issued		323,094	101,164
Percentage of legal reserve	10.00%
Percentage of legal reserve on share capital	25.00%
Percentage of ordinary shares repurchased	1.53%
Average repurchase price per share | $ / shares	$ 44.45
Converted bonds [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued under conversion of Bonds	424,258
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of cash dividend on dividend distribution	30.00%
Number of ordinary shares approved for repurchase	120,000
American depository shares (ADs) [member]
Disclosure of classes of share capital [line items]
Number of shares represented by each ADS	5
Number of shares outstanding	115,261			125,518
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding	576,305			627,590
Cash capital increase [member]
Disclosure of classes of share capital [line items]
Number of ordinary shares issued	300,000
Share price | $ / shares	$ 34.3